Accumulated Other Comprehensive Loss - Schedule of Components of Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			$ (39)
Current year change	(8)	(6)	11
Ending Balance	(42)	(34)	(28)
Treasury Lock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(22)
Current year change		1	11
Ending Balance	(10)	(10)	(11)
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(17)
Current year change	(8)	(7)
Ending Balance	$ (32)	$ (24)	$ (17)